Pension, Profit Sharing and Other Benefit Plans - Fair value by asset category and hierarchy (Details) - Defined Benefit Pension Plans - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	$ 209,722	$ 194,253	$ 201,502
Net Asset Value
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	207,057	191,182
Cash and cash equivalents
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	2,665	3,071
Cash and cash equivalents | Level 1
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	2,665	3,071
Equity securities
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	101,433	83,877
Fixed-income funds
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	84,188	72,219
Diversified growth fund
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	16,646	27,525
Real Estate
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	$ 4,790	$ 7,561